Share-based compensation - Summary of Activities in RSUs, RSAs and Other Contingently Issuable Shares Outstanding and Related Information (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
RSUs
Number of RSUs
Beginning balance (in shares) | shares	2,554,925	3,135,407	1,425,196
Granted (in shares) | shares	732,639	1,379,324	2,914,248
Forfeited (in shares) | shares	(135,153)	(657,607)	(359,238)
Released (in shares) | shares	(1,132,039)	(1,302,199)	(844,799)
Ending balance (in shares) | shares	2,020,372	2,554,925	3,135,407
Weighted average grant date fair value
Weighted average grant date fair value, Beginning balance (in dollars per share) | $ / shares	$ 132.39	$ 142.23	$ 211.25
Weighted average grant date fair value, Granted (in dollars per share) | $ / shares	273.40	121.77	121.42
Weighted average grant date fair value, Forfeited (in dollars per share) | $ / shares	153.67	134.72	173.04
Weighted average grant date fair value, Released (in dollars per share) | $ / shares	156.28	143.68	173.76
Weighted average grant date fair value, Ending balance in (in dollars per share) | $ / shares	$ 168.81	$ 132.39	$ 142.23
Other
Number of RSUs
Beginning balance (in shares) | shares	36,898	71,717	108,720
Granted (in shares) | shares	0	0	30,824
Forfeited (in shares) | shares	0	0	(20,357)
Released (in shares) | shares	(14,596)	(34,819)	(47,470)
Ending balance (in shares) | shares	22,302	36,898	71,717
Weighted average grant date fair value
Weighted average grant date fair value, Beginning balance (in dollars per share) | $ / shares	$ 155.83	$ 152.50	$ 145.19
Weighted average grant date fair value, Granted (in dollars per share) | $ / shares	0	0	162.21
Weighted average grant date fair value, Forfeited (in dollars per share) | $ / shares	0	0	145.21
Weighted average grant date fair value, Released (in dollars per share) | $ / shares	154.15	148.96	145.20
Weighted average grant date fair value, Ending balance in (in dollars per share) | $ / shares	$ 156.93	$ 155.83	$ 152.50